Leases - Operating Lease Costs (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating Lease Costs	$ 1,740,067	$ 1,218,383	$ 2,018,210	$ 1,592,665	$ 697,830